GOODWILL AND OTHER INTANGIBLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortized intangible assets - core deposits [Abstract]
Gross Carrying Amount	$ 11,916	$ 11,916
Accumulated Amortization	6,590	5,501
Unamortized intangible assets - goodwill [Abstract]
Gross Carrying Amount	28,300	28,300
Intangible amortization expense	1,100	$ 1,000	$ 300
Summary of estimated core deposit intangible amortization [Abstract]
2020	1,020
2021	970
2022	785
2023	547
2024	516
2025 and thereafter	1,488
Total	$ 5,326